Other Non-Current Assets	12 Months Ended
Dec. 31, 2013
Business Combinations [Abstract]
Other Non-Current Assets
15.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2012	2013	2013
	RMB	RMB	US$
Deferred costs	2,363	740	122
Deposits – long-term*	70,574	62,139	10,265
Deposits for prepaid land lease payments	25,451	—	—
Others	16,370	23,968	3,959

	114,758	86,847	14,346

*	On February 26 and March 8, 2010, the Group made interest-free performance security deposits amounting to RMB40,000 to Weifang Hospital, for management services to be rendered to Weifang PET-CT center (RMB30,000) and LAC center (RMB10,000), respectively. The deposit for PET-CT center is refundable in seven annual installments, of RMB3,000 each, starting in 2013, with the remaining RMB9,000 to be repaid at the end of contract term subject to the fulfillment of a profit guarantee under which Weifang Hospital is entitled to an annual profit of RMB3,000. The deposit for LAC center will be refundable at the termination of service contract. As at December 31, 2013, the outstanding balance was RMB37,000 (US$6,112).

On June 21, 2011, the Group made interest-free financing deposits amounting to RMB23,608 to Changhai Hospital, for a robotic radiosurgery system. The deposit for the center is refundable in monthly installments for the following 15 years. As at December 31, 2013, the outstanding balance was RMB19,529 (US$3,226).

On September 1, 2011, the Group made interest-free performance security deposits amounting to RMB9,500 to Hanzhong 3201 Hospital, for management services to be rendered. The deposits are refundable in monthly installments starting from September 1, 2011 till May 31, 2020. As at December 31, 2013, the outstanding balance was RMB7,402 (US$1,222), in which the non-current balance amounted to RMB5,610 (US$927).